CONSOLIDATED CASH FLOW STATEMENT - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Change in deposits from banks and repurchase agreements	£ 6,266	£ 3,287	£ (2,140)
Change in customer deposits and repurchase agreements	17,295	38,805	3,248
Change in financial liabilities at fair value through profit or loss	391	1,085	(9,480)
Change in derivative financial instruments	(9,258)	1,534	4,402
Change in debt securities in issue	(15,896)	(10,142)	6,631
Change in investment contract liabilities	6,588	993	2,625
Change in other operating liabilities	(432)	175	(1,644)
Change in operating liabilities	4,954	35,737	3,642
(Decrease) increase in lease liabilities	£ (197)	£ (172)	£ 82